Offerings - Offering: 1	Oct. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	751,872,888
Proposed Maximum Offering Price per Unit	0.11
Maximum Aggregate Offering Price	$ 82,706,017.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,421.70
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.001 per share ("Common Stock"), of Windtree Therapeutics, Inc. (the "Registrant") that may be issued and resold resulting from stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on The OTCID Basic Market on October 21, 2025. This calculation is in accordance with Rule 457(c) of the Securities Act.